Document and Entity Information	Mar. 05, 2022
Cover [Abstract]
Entity Registrant Name	CONMED Corp
Amendment Flag	false
Entity Central Index Key	0000816956
Document Type	8-K
Document Period End Date	Mar. 05, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39218
Entity Tax Identification Number	16-0977505
Entity Address, Address Line One	11311 Concept
Entity Address, Address Line Two	Boulevard
Entity Address, City or Town	Largo
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33773
City Area Code	(727)
Local Phone Number	392-6464
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CNMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false